CORNERCAP GROWTH FUND

                  SEMI-ANNUAL REPORT TO SHAREHOLDERS






                              A Series of
                       CornerCap Group of Funds
                     A "Series" Investment Company








                       FOR THE SIX MONTHS ENDED
                          SEPTMEBER 30, 1998










The Peachtree, Suite 1700                    Advisor:
                                             (800) 728-0670
1355 Peachtree Street, NE                    Administrator:
                                             (888) 81 FUNDS
Atlanta, Georgia 30309                       Telecopier:
                                             (404) 870-0770
CornerCap Group of Funds
Manager's Report to the Shareholders
for the semi-annual period ended September 30, 1998


Dear Shareholder:

Attached are the portfolio valuation and financial reports for the semi-annual period ended September 30, 1998. As of this date, the shares of the CornerCap Growth Fund were valued at $11.61, and the shares of the CornerCap Balanced Fund were valued at $11.48. As we recently discussed in our quarterly commentary, the last six months have been a difficult period for almost any equity market investor, regardless of their sector, style or nationality. Rather than repeating what we said in our quarterly report, we would like to discuss how we believe investors should use our family of mutual funds to be successful with their own, unique situation.

There are many ways that investors analyze mutual fund investments. Which fund has the highest return? Over what period of time? At what level of risk? Which measure of risk do I use? At what cost? Am I seeing all the costs? What about taxes? The list of ways to view a mutual fund is extensive. In building our mutual fund family, we believe the most important view is time.
We believe that we can generally control the costs, tax efficiency, and other administrative aspects of a mutual fund. We also believe that we can successfully manage a mutual fund's returns and risks. However, we can only be successful in delivering a high enough return and a low enough risk if we know the time horizon of our shareholders. When you invest in one of our funds, ask yourself how long you plan to leave it there before withdrawing and using those savings?

Our longest time requirement is with the CornerCap Growth Fund (CGF). We expect this fund to be our highest returning vehicle over time. It is fully invested in a portfolio of small to medium size companies.
We also expect this fund to be the most volatile in the near term. Evidence of this volatility can be seen in the fund's recent performance. In our Annual Report just six months ago, we reported a one-year return of 47.8% and an annualized 5.5-year return of 19.8%. Over the following two quarters, the fund declined 22.9%, with most of that occurring in the month of August. For shareholders that started with us last spring, we need sufficient time to make up for this very unfortunate starting point. We believe that the Growth Fund is most appropriate for investors who plan to leave their savings in the equity market for at least 10 years.

Our CornerCap Balanced Fund (CBF) is designed as a medium-term investment vehicle. This fund is only 60% in equities, and these stocks are primarily larger companies that pay a dividend. The remaining 40% of the portfolio are targeted for the more conservative fixed income (bond) market. While the strength of the Growth Fund is its substantial expected return when times are good, the strength of the Balanced Fund is that it is designed to deliver reasonable growth while providing down side protection during the more difficult times. The Balanced Fund was only down 6.4% in the third quarter, and as of this writing, it has more than made up that loss.
When an investor's time horizon is relatively short (e.g., less than five years,) he should be much more focused on his short-term liquidity needs and not on long term returns or risks. For our mutual fund clients with this requirement, we offer a low-risk bond fund. This fund has an average maturity of five years and all bonds are government guaranteed.

Again, the most important analysis for an investor is his own time horizon. If the time is wrong, then the objective is wrong, and investors need a lot of luck to win when they start out not knowing where they're headed. We believe that our funds will deliver good returns relative to their objectives over time. They are also structured and managed to be cost efficient and tax efficient. Our funds now have a Unified Fee Structure (as of March 31, 1998), so the expense ratios cannot exceed the fixed amounts of 1.3% and 1.5% for the CBF and CGF, respectively. There are also no load charges for contributions or withdrawals, and for 1998, we are waiving the annual IRA fee.

One issue that all of us are concerned about is something called "Y2K." As you probably know, this relates to the potential computer problems that will result on January 1, 2000 when the computer date fields flip from 99 to 00. Unless the computer programs are all corrected, the 00 will be interpreted as 1900 and not 2000. Our computer consultants have identified the areas of concern within our mutual fund company and with outside vendors that we use. We have established a Y2K Oversight Committee to help insure that our funds will continue to operate uninterrupted when we first move into the next century. We are reporting on our efforts and progress to your Board of Trustees, and we will also be reporting to you in our quarterly reports next year.

We want to thank all shareholders for the referrals that you have made to our mutual fund family. Since we do not actively market our mutual funds, you are our best source of new clients. While our Fund is available on Schwab and other discount brokerage networks, it is not available through the retail brokerage firms. If we can help a friend or another member of your family with their investments, we hope that you will give us a call and let us talk with them or send a prospectus and a letter of introduction. If we can be of service in any way, please call our Fund Administrator at (888) 81FUNDS or anyone at CornerCap at (800) 728-0670.

Thank you for continuing to be one of our much-appreciated shareholders.


CornerCap Investment Counsel
November 16, 1998

CORNERCAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------------------
                                                                                                    Value
    Shares                                                                                       (Note 1-A)
    ------                                                                                       ----------
                                                             COMMON STOCKS - 89.87%
                                                             ----------------------
                 Apparel - 4.32%
     13,050         Kellwood Company                                                             $  350,719
    153,900         Tultex Corporation *                                                            269,325
                                                                                                 ----------

                                                                                                    620,044
                                                                                                 ----------
                 Building Materials - 4.78%
      8,600         Fluor Corporation                                                               353,137
     11,750         International Aluminum Corp.                                                    333,406
                                                                                                 ----------

                                                                                                    686,543
                                                                                                 ----------
                 Cement & Aggregates - 2.04%
      6,500         Southdown, Inc.                                                                 292,500
                                                                                                 ----------
                 Chemical - Specialty - 4.59%
     24,900         Furon Company                                                                   432,637
     17,750         Wellman, Inc.                                                                   226,313
                                                                                                 ----------

                                                                                                    658,950

                 Computer Software & Services - 1.66%
     16,750         BancTec, Inc.                                                                   238,688
                                                                                                 ----------
                 Diversified Companies - 9.16%
     17,300         Ametek, Inc.                                                                    298,425
     13,725         Crane Company                                                                   322,537
     13,100         Standex International Corporation                                               312,762
     13,560         Varlen Corporation                                                              379,680
                                                                                                 ----------
                                                                                                  1,313,404
                                                                                                 ----------
                 Electronics - 3.13%
     37,620         Bell Industries, Inc. *                                                         449,089
                                                                                                 ----------
                 Home Building - 2.14%
     12,500         Pulte Corporation                                                               307,031
                                                                                                 ----------
                 Industrial Services - 2.14%
     40,000         Health Management Systems, Inc. *                                               307,500
                                                                                                 ----------
                 Insurance - 4.43%
     41,742         Gainsco, Inc.                                                                   300,021
      9,400         Orion Capital Corporation                                                       335,463
                                                                                                 ----------
                                                                                                    635,484
                                                                                                 ----------
-----------------------------------------------------------------------------------------------------------
/TABLE

CORNERCAP GROWTH FUND

PORTFOLIO OF INVESTMENTS - (Continued)

September 30, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------------------
                                                                                                    Value
    Shares                                                                                       (Note 1-A)
    ------                                                                                       ----------
                                                             COMMON STOCKS - 89.87%
                                                             ----------------------
                 Machine Tool - 2.39%
     25,200         Kulicke $ Soffa Industries                                                      343,350
                                                                                                 ----------
                 Machinery - 1.65%
     11,700         Flowserve Corporation                                                           236,925
                                                                                                 ----------
                 Maritime - 1.29%
      4,305         Marine Transport Corp.                                                            9,417
     43,050         New OMI Corporation *                                                           174,891
                                                                                                 ----------
                                                                                                    184,308
                                                                                                 ----------
                 Metal & Mining - 2.20%
     23,800         Cyprus Amax Minerals                                                            315,350
                                                                                                 ----------
                 Oilfield Service and Equipment - 3.80%
     22,200         Ensco International Inc.                                                        240,037
     58,800         Parker Drilling Company                                                         305,025
                                                                                                 ----------

                                                                                                    545,062
                                                                                                 ----------
                 Packaging & Container - 2.70%
     11,000         Ball Corporation                                                                387,750
                                                                                                 ----------
                 Publishing - 2.40%
     12,100         Deluxe Corporation                                                              344,094
                                                                                                 ----------
                 Recreation - 2.54%
     25,800         Huffy Corporation                                                               364,425
                                                                                                 ----------
                 Restaurant - 8.97%
     41,700         NPC International*                                                              443,062
     37,400         Piccadilly Cafeterias                                                           409,062
     19,600         Wendy's International                                                           434,875
                                                                                                 ----------
                                                                                                  1,286,999
                 Retail Specialty - 6.58%
     13,600         Blair Corporation                                                               406,300
     28,300         Haverty Furniture, Inc.                                                         537,700
                                                                                                 ----------
                                                                                                   944,000
                 Steel -  Integrated - 5.22%
     20,700         Inland Steel Industries, Inc.                                                   450,225
     75,000         ACME Metals                                                                     182,813
                                                                                                 ----------
                                                                                                    633,038
                                                                                                 ----------
-----------------------------------------------------------------------------------------------------------

CORNERCAP GROWTH FUND

PORTFOLIO OF INVESTMENTS - (Continued)

September 30, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------------------
                                                                                                   Value
    Shares                                                                                       (Note 1-A)
    ------                                                                                       ----------
                                                COMMON STOCKS - 89.87%
                                                ----------------------
                 Telecom Services - 2.91%
      5,800         Sprint Corporation                                                           $  417,600
                                                                                                 ----------
                 Textile - 1.79%
     32,300         Culp, Inc.                                                                      256,381
                                                                                                 ----------
                 Tires - 2.40%
     57,500         TBC Corporation                                                                 345,000
                                                                                                 ----------
                 Tobacco - 5.46%
     12,850         UST Inc.                                                                        379,878
     11,300         Universal Corporation                                                           403,975
                                                                                                 ----------
                                                                                                    783,853
                                                                                                 ----------

                    Total Common Stocks (Cost $13,594,116)                                     $ 12,897,369
                                                                                                 ----------
       *Non-Income Producing Security


  Principal
    Amount                                     SHORT-TERM INVESTMENTS
  ---------                                    ----------------------

$1,427,468       Wachovia Bank Short-Term Authorized Demand Notes
                    (Cost $1,407,304)                                                             1,407,304
                                                                                                 ----------

                    Total Investments (Cost $15,001,420)(a)                     99.75%           14,304,674
                    Other Assets in Excess of Liabilities - Net                   .25%               30,241
                                                                               ------            ----------

                       Net Assets                                              100.00%         $ 14,334,915
                                                                               ======          ============

(a)   Aggregate cost for federal income tax purposes is $15,001,420.
      At September 30, 1998, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Unrealized appreciation                                                                  $  2,232,463
      Unrealized depreciation                                                                    (2,929,210)
                                                                                                 ----------
      Net unrealized appreciation (depreciation)                                               $   (696,747)
                                                                                               ============

-----------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements
/TABLE

CORNERCAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------------------
ASSETS
   Investments at market value, (Identified cost $15,012,529) (Note 1-A)                       $ 14,304,674
   Cash                                                                                              16,306
   Interest and dividends receivable                                                                 17,297
   Receivable for capital shares sold                                                                 2,500
   Insurance Renewal                                                                                 11,109
                                                                                                 ----------

         Total assets                                                                            14,351,886
                                                                                                 ----------

LIABILITIES
   Accrued expenses                                                                                  16,972
                                                                                                 ----------

         Total liabilities                                                                           16,972
                                                                                                 ----------
NET ASSETS
   (Applicable to 1,234,589.471 shares outstanding,
      $.01 par value, unlimited shares authorized)                                             $ 14,334,914
                                                                                               ============

NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($14,334,914 divided by  1,234,589.471 shares)                                                    $11.61
                                                                                                     ======

NET ASSETS
   At September 30, 1998, net assets consisted of:
      Paid-in capital                                                                          $ 12,282,959
      Accumulated net investment income (loss)                                                       21,320
      Accumulated net realized gains (losses) on investments                                      2,727,381
      Unrealized appreciation (depreciation) of investments                                        (696,747)
                                                                                               ------------
                                                                                               $ 14,334,913
                                                                                               ============

-----------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

CORNERCAP GROWTH FUND

STATEMENT OF OPERATIONS

Six months ended September 30, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Income
      Interest                                                                                     $ 15,263
      Dividends                                                                                     117,185
                                                                                                 ----------

         Total investment income                                                                    132,448
                                                                                                 ----------
   Expenses
      Management Fee                                                                                 81,707
      Administration Fee                                                                             40,856
                                                                                                 ----------

      Total expenses                                                                                122,563
      Less expenses waived and reimbursed (Note 2)                                                        0
                                                                                                 ----------

         Net expenses                                                                               122,563
                                                                                                 ----------

           Net investment income                                                                      9,885
                                                                                                 ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from security transactions                                                     882,897
   Increase in unrealized appreciation (depreciation) of investments                             (4,807,605)
                                                                                                 ----------

         Net realized and unrealized gain (loss) on investments                                  (3,924,708)
                                                                                                 ----------

           Net increase (decrease) in net assets resulting from operations                      ($3,914,822)


-----------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements

CORNERCAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Six months ended September 30, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------------------
                                                                         Six Months Ended        Year Ended
                                                                        September 30, 1998    March 31, 1998
                                                                        ------------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
      Net investment income                                               $       9,885       $     26,275
      Net realized gain on investments                                          882,897          3,153,012
      Increase in unrealized appreciation/depreciation of investments        (4,807,605)         2,778,761
                                                                            -----------         ----------

         Net increase/decrease in net assets resulting from operations       (3,914,823)         5,958,048

   Distributions to shareholders from
      Net investment income ($.00 and $.22, respectively)                             0            (37,280)
      Realized gains ($.00 and $.07, respectively)                                    0         (2,070,572)
                                                                            -----------         ----------
         Total distributions                                                          0         (2,107,852)

   Capital share transactions (a)
      Increase in net assets resulting from
         capital share transactions                                             300,417          1,235,326
                                                                            -----------         ----------

           Total increase/decrease in net assets                            (3,614,405)          5,085,522

NET ASSETS
   Beginning of period                                                       17,949,319         12,856,297
                                                                            -----------         ----------
   End of year
      (including accumulated net investment income of
       $0.00 and $11,435, respectively)                                   $  14,334,914       $ 17,941,819
                                                                          =============       ============
(a)   Summary of capital share activity follows:
                                                   Six Months Ended                    Year Ended
                                                   September 30, 1998                March 31, 1998
                                                 ---------------------            ----------------------
                                                 Shares           Value           Shares          Value
                                                 ------           -----           ------          -----
      Shares sold                                120,830     $  1,562,121         204,161     $  2,857,683
      Shares reinvested                                0                0         159,748        2,067,145
      Shares redeemed                            (94,960)      (1,261,704)       (254,409)      (3,689,502)
                                                --------     ------------       ---------     ------------
      Net increase                                25,870     $    300,417         109,500     $  1,235,326
                                                ========     ============       =========     ============

-------------------------------------------------------------------------------------------
See accompanying notes to financial statements

CORNERCAP GROWTH FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the six month period)
-----------------------------------------------------------------------------------------------------------
                                     Six Months Ended       Years Ended
                                         September 30,      March 31
                                     -----------------      -----------------------------------------------

                                                 1998       1998      1997       1996      1995       1994
                                                 ----       ----      ----       ----      ----       ----
Per Share Operating Performance
  Net asset value, beginning of year           $14.85      $11.68     $9.81     $8.61     $7.69       $7.58
                                               ------      ------     -----     -----     -----       -----
  Income from investment operations
   Net investment income                         0.008       0.21      0.02      0.04      0.05         0.02
   Net realized and unrealized gain
     on investments                             (3.244)      5.05      1.93      1.22      0.89         0.11
                                                ------       ----      ----      ----      ----         ----

     Total from investment operations           (3.236)      5.26      1.95      1.26      0.94         0.13
                                                ------       ----      ----      ----      ----         ----

  Less distributions from
   Net investment income                        --.--        0.22      0.01      0.06      0.02         0.02
    Realized gains                              --.--        1.87      0.07     --.--     --.--        --.--
                                                ------       ----      ----      ----      ----         ----
     Total distributions                        --.--        2.09      0.08      0.06      0.02         0.02
                                                ------       ----      ----      ----      ----         ----

  Net asset value, end of period               $11.61      $14.85    $11.68     $9.81     $8.61        $7.69
                                               ======      ======    ======     =====     =====        =====

Total Return                                   (21.82%)     47.69%    19.94%    14.64%    12.25%        1.71%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year ($000)                14,335    $17,942   $12,856     $8,371   $7,299       $4,229

  Ratios to average net assets
   Expenses                                      0.75%      1.56%     1.71%      1.75%    1.87%        2.00%
   Net investment income (loss)                  0.06%      0.17%     0.19%      0.49%    0.70%        0.13%

  Portfolio turnover rate                       34.9%      48.82%    37.13%     40.83%   55.12%       35.58%


-----------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements
/TABLE

CORNERCAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 1998 (Unaudited)
------------------------------------------------------------------------------

(1) ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    CornerCap Growth Fund (the "Fund") was organized on January 6, 1986, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management
    investment company.   Investment operations commenced on July 17,
    1986.   The following is a summary of significant accounting
    policies followed by the Fund in the preparation of the financial
    statements.   The policies are in conformity with generally
    accepted accounting principles.

   A. SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern Standard time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices
       on such exchanges or such System.   Unlisted securities that
       are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's
       Board of Trustees.   Short-term investments are valued at
       amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

   B. SECURITY TRANSACTIONS, INVESTMENT INCOME AND OTHER - Security transactions are recorded on the next business date after trade
       date.   Realized gains and losses on sales of investments are
       calculated on the identified cost basis.   Dividend income is
       recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   C. DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and realized gains, if any, are recorded on
       the ex-dividend date.   Income distributions and capital gain
       distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

   D. ACCOUNTING ESTIMATES - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of
       revenues and expenses during the reporting period.   Actual
       results could differ from those estimates.

CORNERCAP GROWTH FUND

September 30, 1998 (Unaudited)
------------------------------------------------------------------------------
(2) TRANSACTIONS WITH AFFILIATES

       INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

       The Advisor has entered into an Investment Advisory Agreement with each Fund to provide investment management services to the Fund (the "Advisory Agreements"). The Advisor has entered into a new Operating Services Agreement with each Fund for the current fiscal year to provide virtually all day-to-day operational services to the Fund (the "Services Agreements"). The combined effect for each Fund of its Advisory Agreement and Services Agreement is to place a cap or ceiling on each Fund's ordinary operating expenses, excepting brokerage, interest, taxes, distribution, litigation, and other extraordinary expenses. Accordingly, the expenses for each Fund set forth above have been restated to reflect the Fund's new fee arrangements. For the Growth Fund expenses are capped at 1.50% of the daily net asset value of the Fund. The Fund does not assess 12b-1 fees.

       DISTRIBUTION AGREEMENT AND PLAN
       The Fund has adopted a Distribution Plan pursuant to which the Fund reimburses the Advisor for marketing expenses incurred in distributing shares of the Fund, primarily the cost of printing
       sales material.   This expense is limited to 1/4 of 1% of the
       Fund's average net assets.   For the period ending September
       30, 1998, no such reimbursements were made.


(3) PURCHASES AND SALES OF SECURITIES

    For the period ended September 30, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $5,199,367 and $6,175,106, respectively.


(4) FEDERAL INCOME TAXES

    It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to
    distribute all of its taxable net income to its share-holders.   In
    addition, the Fund intends to pay distributions as required to
    avoid imposition of excise tax.   Therefore, no federal income tax
    provision is required.